LONG-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2023
LONG-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT [Abstract]
Aggregate Annual Principal Payments of Debt
As of December 31, 2023, the aggregate annual principal payments required to be made under the Company’s outstanding debt facilities are as follows:

Debt repayments in $’000s*	Total	2024	2025	2026	2027	2028	More than 5 years
2019 Senior Secured Credit Facility including the $30 mill Accordion Loan	84,640	12,079	72,561	-	-	-	-
Financing of 2018-built Vessels	87,239	9,138	9,534	9,974	10,434	48,159	-
Financing of 2022-built Vessels	79,351	5,515	5,500	5,500	5,500	5,515	51,521
Financing of Nordic Hawk	53,540	6,016	6,016	6,000	6,000	6,016	23,492
Total	304,770	32,748	93,611	21,474	21,934	56,690	75,313